Taxation - Summary of Net Operating Loss Carryforwards (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Summary of net operating loss carryforwards
Net operating loss carryforwards	¥ 335,419
2023
Summary of net operating loss carryforwards
Net operating loss carryforwards	53,305
2024
Summary of net operating loss carryforwards
Net operating loss carryforwards	49,208
2025
Summary of net operating loss carryforwards
Net operating loss carryforwards	60,311
2026
Summary of net operating loss carryforwards
Net operating loss carryforwards	88,731
2027
Summary of net operating loss carryforwards
Net operating loss carryforwards	¥ 83,864